Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000151115 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151115 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151115 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Ziggo Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000151115 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000151115 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151115 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000151115 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151115 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151115 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000151115 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151116 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151116 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151116 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Ziggo Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000151116 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000151116 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151116 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000151116 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151116 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151116 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000151116 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151116 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159133 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159133 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159133 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Ziggo Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000159133 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159133 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159133 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159133 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159133 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159133 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159133 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159133 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%